CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
NET REVENUE	$ 7,136,626	$ 9,534,247	$ 29,358,429	$ 20,175,488
OPERATING EXPENSES:
Cost of revenues	6,637,654	7,317,168	22,925,136	14,982,996
Selling, general and administrative	4,362,369	4,016,535	17,446,270	11,184,909
Depreciation and amortization	510,033	285,883	1,600,246	386,282
Energy repositioning and subcontract obligation	0	0	0	1,162,089
Acquisition related costs	0	649,442	649,442	0
Total operating expenses	11,510,056	12,269,028	42,621,094	27,716,276
LOSS FROM OPERATIONS	(4,373,430)	(2,734,781)	(13,262,665)	(7,540,788)
OTHER INCOME (EXPENSE):
Derivative (expense) income	1,260,549	1,343,447	3,644,594	(10,344,753)
Goodwill impairment	0	0	0	(6,363,630)
Intangibles impairment	0	0	0	(429,394)
Interest expense, net	(96,518)	(183,306)	(793,289)	(59,066)
Other income (expense)	66,159	33,346	(166,583)	301,065
Total other (expense) income	1,230,190	1,193,487	2,684,722	(16,895,778)
LOSS BEFORE INCOME TAXES	(3,143,240)	(1,541,294)	(10,577,943)	(24,436,566)
INCOME TAX BENEFIT (EXPENSE)	(86,982)	2,261,476	2,239,917	0
NET INCOME (LOSS)	(3,230,222)	720,182	(8,338,026)	(24,436,566)
PREFERRED STOCK DIVIDENDS	(6,857)	(406,372)	(406,372)	(1,597,356)
NET INCOME (LOSS) AVAILABLE TO COMMON STOCKHOLDERS	$ (3,237,079)	$ 313,810	$ (8,744,398)	$ (26,033,922)
Net income (loss) per share:
Basic	$ (0.04)	$ 0.01	$ (0.12)	$ (0.86)
Diluted	$ (0.04)	$ 0.00	$ (0.12)	$ (0.86)
Weighted average number of shares:
Basic	78,591,011	60,408,125	70,581,243	30,345,422
Diluted	78,591,011	80,436,499	70,581,243	30,345,422